Financial Information of Parent Company	12 Months Ended
Dec. 31, 2010
Financial Information of Parent Company [Abstract]
Financial information of parent company
Additional Information — Financial Statement Schedule I
Financial Information of Parent Company
Balance Sheets
(in U.S. dollars in thousands, except share data)

	As of December 31,
	2009	2010
Assets

Current assets:
Cash and cash equivalents	42,277	102,832
Term deposit	10,000	5,000
Held-to-maturity securities — current	12,122	13,208
Prepaid expenses and other current assets	1,972	602
Amount due from related parties	45,254	35,802

Total current assets	111,625	157,444

Held-to-maturity securities — non-current	—	1,558
Investment in subsidiaries	64,070	143,426

Total assets	175,695	302,428

Liabilities

Current liabilities:
Amount due to related parties	10,364	3,775
Accrued expenses and other payables	731	719
Deferred income-current	260	462

Total current liabilities	11,355	4,956

Deferred income-non-current	1,778	1,305

Total liabilities	13,133	6,261

Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 39,888,092 and 44,556,910 shares issued and outstanding in 2009 and 2010, respectively)	40	45
Additional paid-in capital	111,680	208,431
Shares issuable in connection with business acquisitions	520	3,594
Accumulated other comprehensive income	4,924	8,836
Retained earnings	45,398	75,261

Total equity	162,562	296,167

Total liabilities and equity	175,695	302,428

Statements of Operations
(In U.S. dollars in thousands, except share and share related data)

	For the years ended December 31,
	2008	2009	2010

Cost of revenues (including share-based compensation of $265, $313 and $492 in 2008, 2009 and 2010, respectively)	(265)	(313)	(492)

Selling, general and administrative expenses (including share-based compensation of $1,126, $1,252 and $2,755 in 2008, 2009 and 2010, respectively)	(2,154)	(1,853)	(3,073)

Other operating income	132	196	331

Income from operations	(2,287)	(1,970)	(3,234)
Equity in earnings of subsidiaries	16,800	22,755	33,139
Interest income	1,528	672	432
Exchange differences	132	51	(474)

Net income attributable to VanceInfo Technologies Inc. shareholders	16,173	21,508	29,863

Net income attributable to VanceInfo Technologies Inc. shareholders	16,173	21,508	29,863
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,578	(48)	3,722
Unrealized gains (loss) on foreign currency exchange forward contract	—	145	(506)
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	—	(36)	202
Net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	494

Total other comprehensive income, net of tax	2,578	61	3,912

Comprehensive income attributable to Vanceinfo Technologies Inc	18,751	21,569	33,775

Parent Company Statements of Change in Equity and Comprehensive Income
(In U.S. dollars in thousands, except share data)

				Shares issuable	Accumulated
				in connection	other
	Ordinary shares		Additional	with business	comprehensive	Retained	Total
	Shares	Amount	paid-in capital	acquisitions	income	earnings	shareholders’ equity

Balance as of January 1, 2008	37,198,907	37	98,706	—	2,285	9,350	110,378
Issuance of ordinary shares in connection with business acquisitions	148,594	—	1,174	—	—	—	1,174
Shares issuable in connection with Chosen acquisition (Note 4)	—	—	—	1,527	—	—	1,527
Ordinary shares issued for share-based compensation	2,000,000	2	300	—	—	—	302
Repurchase of ordinary shares	(226,622)	—	(387)	—	—	(1,633)	(2,020)
Share-based compensation	—	—	1,391	—	—	—	1,391
Foreign currency translation adjustment	—	—	—	—	2,578	—	2,578
Net income	—	—	—	—	—	16,173	16,173

Balance as of December 31, 2008	39,120,879	39	101,184	1,527	4,863	23,890	131,503
Issuance of ordinary shares in connection with business acquisitions	422,213	1	2,088	(1,527)			562
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	520	—	—	520
Repurchase of ordinary shares	(2,800)	—	(13)	—	—	—	(13)
Issuance of ordinary shares upon share offering	345,000	—	2,648	—	—	—	2,648
Ordinary shares issued for share-based compensation	2,800	—	4,208	—	—	—	4,208
Share-based compensation	—	—	1,565	—	—	—	1,565
Unrealized gain on foreign currency exchange forward contract recognized	—	—	—	—	145	—	145
Gain on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	(36)	—	(36)
Foreign currency translation adjustment	—	—	—	—	(48)	—	(48)
Net income	—	—	—	—	—	21,508	21,508

Balance as of December 31, 2009	39,888,092	40	111,680	520	4,924	45,398	162,562
Issuance of ordinary shares in connection with business acquisitions	26,442	—	520	(520)	—	—	—
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	1,978	—	—	1,978
Shares issuable in connection with AIT acquisition (Note 4)	—	—	—	1,616	—	—	1,616
Ordinary shares returned from an employee (Note 20)	(27,772)	—	(537)	—	—	—	(537)
Issuance of ordinary shares upon share offering	2,530,000	3	89,223	—	—	—	89,226
Ordinary shares issued for share-based compensation	2,140,148	2	4,514	—	—	—	4,516
Share-based compensation	—	—	3,031	—	—	—	3,031
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	(507)	—	(507)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	202	—	202
Net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	—	—	494	—	494
Foreign currency translation adjustment	—	—	—	—	3,723	—	3,723
Net income	—	—	—	—	—	29,863	29,863

Balance as of December 31, 2010	44,556,910	45	208,431	3,594	8,836	75,261	296,167

Statements of Cash Flows
(In U.S. dollars in thousands)

	For the years ended December 31,
	2008	2009	2010
Cash flows from operating activities:
Net income	16,173	21,508	29,863
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	1,391	1,565	3,247
Equity in earnings of subsidiaries	(16,800)	(22,755)	(33,139)
(Gain) loss on foreign currency exchange forward contracts recognized in statements of operations	—	(52)	578
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(526)	(552)	1,188
Amounts due from related parties	(14,444)	(5,222)	12,666
Amounts due to related parties	3,779	5,865	(6,789)
Accrued expenses and other payables	(299)	151	(375)
Deferred income	1,281	757	(270)

Net cash (used in) provided by operating activities	(9,445)	1,265	6,969

Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	—	—	(1,560)
Purchase of current investment-held-to-maturity securities	—	(12,104)	(15,213)
Proceeds from maturity of held-to-maturity securities	—	—	13,648
Purchase of businesses and increased investment in subsidiaries	(138)	—	(42,001)
Payment for settlement of foreign currency forward exchange contracts	—	—	(388)
Purchase of term deposit	—	(10,000)
Cash received upon maturity of term deposit	—	—	5,000

Net cash used in investing activities	(138)	(22,104)	(40,514)

Cash flows from financing activities:
Proceeds from exercise of options	302	3,625	5,011
Payment for issuance costs in connection with initial public offering	(847)	—
Repurchase of ordinary shares	(2,020)	(13)	—
Proceeds from issuance of ordinary shares upon share offering in 2009	—	3,624	—
Payment for issuance costs in connection with share offering in 2009	—	(712)	(220)
Proceeds from issuance of ordinary shares upon share offering in 2010	—	—	89,816
Payment for issuance costs in connection with share offering in 2010	—	—	(507)

Net cash (used in) provided by financing activities	(2,565)	6,524	94,100

Net (decrease) increase in cash and cash equivalents	(12,148)	(14,315)	60,555
Cash and cash equivalents, beginning of year	68,740	56,592	42,277

Cash and cash equivalents, end of year	56,592	42,277	102,832

1.	BASIS FOR PREPARATION
The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.
2.	INVESTMENTS IN SUBSIDIARIES
The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.